Basis of presentation and general information, textual 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
[SkyvanShippingCompanySaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,311
[BuenosAiresCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,247
[HuskyTradingSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,336
[PanamaCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,211
[EatonMarineSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,106
[ChorreraCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	75,172
[CypresEnterprisesCorpMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,630
[DarienCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,691
[CeradaInternationalSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	169,883
[TexfordMaritimeSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,691
[UrbinaBayTradingSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	74,444
[ChangameCompaniaArmadoraSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,583
[VestaCommercialSaMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	74,381
[DianaShippingServicesSaMember] | [EquityMethodInvesteeMember]
Capacity By Subsidiary And Fees [Line Items]
Commissions On Charters	1.00%
Monthly Administrative Fee	$ 10
Monthly Management Fee Operating Vessels	15
Monthly Management Fee Laid Up Vessels	20
[AilukShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,546
[BikiniShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	177,773
[JaluitShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	174,186
[KiliShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	174,261
[KnoxShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	180,235
[LibShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	177,828
[MajuroShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	93,193
[TakaShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	76,436
[GalaPropertiesIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	177,729
[LaeShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
[NamuShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
[BikarShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	73,593
Contract Price Of Vessels To Be Acquired	29,990
[JemoShippingCompanyIncMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	81,297
Contract Price Of Vessels To Be Acquired	$ 32,250
[MarfortNavigationCompanyLimitedMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	171,810
[SilverChandraShippingCompanyLimitedMember]
Capacity By Subsidiary And Fees [Line Items]
Vessel Capacity	164,218